Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio

Initial Class, Service Class, and Service Class 2

April 29, 2023

Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Laurie Mundt (Co-Portfolio Manager) has managed the fund since 2024.

It is expected that Ms. Reilly will transition off the fund effective on or about September 30, 2024.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Laurie Mundt is Co-Portfolio Manager of VIP Balanced Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Mundt has worked as a research analyst and portfolio manager.

It is expected that Ms. Reilly will transition off the fund effective on or about September 30, 2024.

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.43%A,B	0.43%A,B	0.43%A,B

Distribution and/or Service (12b-1) fees	None	0.10%	0.25%

Other expenses	0.01%B	0.01%B	0.01%B

Total annual operating expenses	0.44%	0.54%	0.69%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.

B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2

1 year	$ 45	$ 55	$ 70

3 years	$ 141	$ 173	$ 221

5 years	$ 246	$ 302	$ 384

10 years	$ 555	$ 677	$ 859

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

Each class of the fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.43% for Initial Class, 0.43% for Service Class, and 0.43% for Service Class 2. One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VBAL-PSTK-0324-121 1.918616.121	March 8, 2024

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio

Investor Class

April 29, 2023

Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Laurie Mundt (Co-Portfolio Manager) has managed the fund since 2024.

It is expected that Ms. Reilly will transition off the fund effective on or about September 30, 2024.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Laurie Mundt is Co-Portfolio Manager of VIP Balanced Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Mundt has worked as a research analyst and portfolio manager.

It is expected that Ms. Reilly will transition off the fund effective on or about September 30, 2024.

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.01%B

Total annual operating expenses	0.51%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 52

3 years	$ 164

5 years	$ 285

10 years	$ 640

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

Each class of the fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.50%. One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VB-INV-PSTK-0324-121 1.918617.121	March 8, 2024